Consolidated Statements of Shareholders' Equity - USD ($) $ in Thousands	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2017	38,934,161
Balance at Dec. 31, 2017	$ 406,984	$ 50,219	$ (115,489)	$ (43,157)	$ 4,457	$ 303,014
Net earnings			128,574			128,574
Pension liability adjustments, net of tax				1,638		1,638
Foreign currency translation loss				(13,087)		(13,087)
Unrealized (loss) / gain on interest rate swaps, net of tax				129		129
Other comprehensive loss attributable to NCI				(6,741)	(60)	(6,801)
NCI share of earnings			(23,207)		2,717	(20,490)
NCI redemption increment			(7,709)			(7,709)
Distributions to NCI					(2,474)	(2,474)
Acquisitions of businesses, net					(220)	(220)
Subsidiaries’ equity transactions		(496)				(496)
Stock option expense		6,394				$ 6,394
Stock options exercised (in shares)	278,975					278,975
Stock options exercised	$ 8,821	(1,400)				$ 7,421
Dividends			(3,920)			(3,920)
Balance (in shares) at Dec. 31, 2018	39,213,136
Balance at Dec. 31, 2018	$ 415,805	54,717	(21,751)	(61,218)	4,420	391,973
Net earnings			137,585			137,585
Pension liability adjustments, net of tax				(811)		(811)
Foreign currency translation loss				(185)		(185)
Unrealized (loss) / gain on interest rate swaps, net of tax				(4,073)		(4,073)
Other comprehensive loss attributable to NCI				(877)	233	(644)
NCI share of earnings			(26,829)		2,270	(24,559)
NCI redemption increment			(7,853)			(7,853)
Distributions to NCI					(2,305)	(2,305)
Acquisitions of businesses, net					(195)	(195)
Subsidiaries’ equity transactions		2,567				2,567
Stock option expense		7,831				$ 7,831
Stock options exercised (in shares)	632,075					632,075
Stock options exercised	$ 26,348	(4,409)				$ 21,939
Dividends			(3,971)			(3,971)
Balance (in shares) at Dec. 31, 2019	39,845,211
Balance at Dec. 31, 2019	$ 442,153	$ 60,706	$ 77,181	$ (67,164)	$ 4,423	$ 517,299